SHARE CAPITAL - Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Aug. 31, 2024 Share $ / shares	Aug. 31, 2023 Share	Aug. 31, 2022 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	3,799,618	4,793,837	3,666,671
Number of share options exercisable in share-based payment arrangement	1,923,335
Weighted average remaining contractual life of outstanding share options	2 years 6 months 7 days
Options outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	99,000
Number of share options exercisable in share-based payment arrangement	99,000
Exercise price of outstanding share options | $ / shares	$ 3.9
Weighted average remaining contractual life of outstanding share options	1 year 11 months 8 days
Options outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	42,000
Number of share options exercisable in share-based payment arrangement	28,000
Exercise price of outstanding share options | $ / shares	$ 3.4
Weighted average remaining contractual life of outstanding share options	2 years 21 days
Options outstanding 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	21,000
Number of share options exercisable in share-based payment arrangement	14,000
Exercise price of outstanding share options | $ / shares	$ 2.52
Weighted average remaining contractual life of outstanding share options	2 years 6 months
Options outstanding 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,113,000
Number of share options exercisable in share-based payment arrangement	371,000
Exercise price of outstanding share options | $ / shares	$ 2.37
Weighted average remaining contractual life of outstanding share options	3 years 1 month 2 days
Options outstanding 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,120,000
Number of share options exercisable in share-based payment arrangement	746,667
Exercise price of outstanding share options | $ / shares	$ 2.32
Weighted average remaining contractual life of outstanding share options	2 years 3 months 14 days
Options outstanding 6 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	200,000
Number of share options exercisable in share-based payment arrangement	50,000
Exercise price of outstanding share options | $ / shares	$ 2.28
Weighted average remaining contractual life of outstanding share options	3 years 8 months 8 days
Options outstanding 7 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	614,668
Number of share options exercisable in share-based payment arrangement	614,668
Exercise price of outstanding share options | $ / shares	$ 1.81
Weighted average remaining contractual life of outstanding share options	1 month 20 days
Options outstanding 8 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	589,950
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 1.52
Weighted average remaining contractual life of outstanding share options	4 years 1 month 2 days